Trade receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivable
Summary of trade receivable
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Trade receivable - Related party	1,658	1,795
Trade receivable - Non-related party	10,910	14,883
Trade receivable	12,568	16,678